Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Cash and cash equivalents
Summary of cash and cash equivalents

As of March 31
2019
Cash on hand	$110
Bank balances	10,362,173
Total	$10,362,283